Inventory (Tables)	12 Months Ended
Jun. 30, 2019
Inventories [Abstract]
Breakdown of Inventory
The following is a breakdown of inventory at June 30, 2019:

	Capitalized cost	Fair value adjustment	Carrying value
	$	$	$
Harvested cannabis
Work-in-process	31,381	33,745	65,126
Finished goods	7,771	4,182	11,953
	39,152	37,927	77,079
Cannabis oils
Work-in-process	3,919	1,653	5,572
Finished goods	5,190	1,052	6,242
	9,109	2,705	11,814
Capsules
Work-in-process	869	108	977
Finished goods	2,366	203	2,569
	3,235	311	3,546
Hemp products
Raw materials	4,508	—	4,508
Work-in-process	1,000	—	1,000
Finished goods	3,183	—	3,183
	8,691	—	8,691
Merchandise and other
Raw materials	373	—	373
Work-in-process	261	—	261
Finished goods	2,204	—	2,204
	2,838	—	2,838

Accessories, supplies and consumables	9,673	—	9,673

Balance, June 30, 2019	72,698	40,943	113,641
The following is a breakdown of inventory at June 30, 2018:

	Capitalized cost	Fair value adjustment	Carrying value
	$	$	$
Harvested cannabis
Work-in-process	2,215	6,337	8,552
Finished goods	5,637	7,742	13,379
	7,852	14,079	21,931
Cannabis oils
Work-in-process	550	782	1,332
Finished goods	1,099	1,364	2,463
	1,649	2,146	3,795
Capsules
Finished goods	166	90	256

Hemp products
Raw materials	727	—	727
Work-in-process	538	—	538
Finished goods	323	—	323
	1,588	—	1,588
Other
Raw materials	433	—	433
Work-in-process	163	—	163
	596	—	596

Accessories, supplies and consumables	1,429	—	1,429

Balance, June 30, 2018	13,280	16,315	29,595